Leases - Related Party (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Right-of-use assets	$ 1,838,801	$ 1,279,595
Current lease liabilities	357,273	295,374
Non current lease liabilities	1,520,739	1,015,759
Total lease liabilities	$ 1,878,012	$ 1,311,133